Convertible Notes, Debt and Equity Movement of Second JDH Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 2,887	$ 5,518	$ 3,713
Second JDH Note [Member]
Net Debt at Inception [Abstract]
Beginning balance	0	3,500
Deductions		(3,500)
Ending balance	0	0	3,500
Accumulated Deficit [Abstract]
Beginning balance	8,324	5,675
Amortization (Note 11)	1,892	2,649
Ending balance	10,216	8,324	5,675
Debt [Abstract]
Beginning balance	8,324	5,675
Amortization (Note 11)	1,892	2,649
Ending balance	10,216	8,324	5,675
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165
Ending balance	$ 21,165	$ 21,165	$ 21,165